As filed with the Securities and Exchange Commission on November 6, 2012

Securities Act registration no.  333-165633
Investment Company Act file no.  811-22397

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 10	[X]

IronBridge Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois	60181
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(630) 684-8300

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)

Copies to:
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601
Attention: Arthur Don and Paul Morton

Approximate Date of Proposed Public Offering: Immediately upon effectiveness.

It is proposed that this filing will become effective (check appropriate box)
X           immediately upon filing pursuant to paragraph (b)
☐           on (date), pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on ____ pursuant to paragraph (a)(1)
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on ____ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This PEA No. 8 hereby incorporates Parts A, B and C from the Fund’s PEA No. 7 on Form N-1A filed October 26, 2012.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Oakbrook Terrace and State of Illinois on the 6th day of November, 2012.

IRONBRIDGE FUNDS, INC. (Registrant)

By:         /s/ John G. Davis
  John G. Davis
  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ John G. Davis John G. Davis	President and Chief Executive Officer (principal executive officer)	November 6, 2012
/s/ Ty M. Baird Ty M. Baird	Treasurer and Chief Financial Officer (principal financial officer and principal accounting officer)	November 6, 2012
/s/ Walter H. Clark* Walter H. Clark	Director	November 6, 2012
/s/ James W. Haugh* James W. Haugh	Director	November 6, 2012
/s/ Robert E. Hendricks* Robert E. Hendricks	Director	November 6, 2012
/s/ James M. Snyder* James M. Snyder	Director	November 6, 2012
*John G. Davis signs this document on behalf of each of the persons indicated and on the date indicated pursuant to the powers of attorney filed as Exhibit 28(q) to the Registrant’s registration statement filed number 333-165633 on June 8, 2010.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Schema Document

EX-101.CAL	XBRL Calculation Linkbase Document

EX-101.DEF	XBRL Definition Linkbase Document

EX-101.LAB	XBRL Label Linkbase Document

EX-101.PRE	XBRL Presentation Linkbase Document